Summary of Significant Accounting Policies (Concentration of Credit Risk) (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
A [Member] | Total revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	[1]	5.00%	10.00%
B [Member] | Total revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	[1]	10.00%	11.00%
B [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	32.00%		29.00%
C [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	[1]	12.00%

[1]	less than 10%